American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2045 Portfolio
October 31, 2021

One Choice Blend+ 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.8%
Avantis U.S. Equity Fund G Class	7,465	113,924
Avantis U.S. Small Cap Value Fund G Class	631	10,006
Focused Dynamic Growth Fund G Class	1,151	75,424
NT Focused Large Cap Value Fund G Class	5,537	74,356
NT Heritage Fund G Class	999	18,136
NT Mid Cap Value Fund G Class	1,177	17,880
Small Cap Growth Fund G Class	347	10,234
		319,960
International Equity Funds — 25.0%
Avantis Emerging Markets Equity Fund G Class	1,061	13,712
Avantis International Equity Fund G Class	3,309	41,526
Focused International Growth Fund G Class	1,082	23,373
Non-U.S. Intrinsic Value Fund G Class	2,208	23,254
NT Emerging Markets Fund G Class	1,390	20,574
NT Global Real Estate Fund G Class	1,021	13,925
NT International Small-Mid Cap Fund G Class	587	9,605
		145,969
Domestic Fixed Income Funds — 14.7%
Avantis Core Fixed Income Fund G Class	6,423	63,841
Inflation-Adjusted Bond Fund G Class	444	5,848
NT High Income Fund G Class	1,618	16,167
		85,856
International Fixed Income Funds — 5.5%
Emerging Markets Debt Fund G Class	828	8,671
Global Bond Fund G Class	2,249	23,567
		32,238
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $562,644)		584,023
OTHER ASSETS AND LIABILITIES†		(52)
TOTAL NET ASSETS — 100.0%		$583,971

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$89	$26	$6	$5	$114	7	—	—
Avantis U.S. Small Cap Value Fund	8	2	1	1	10	1	—	—
Focused Dynamic Growth Fund	59	18	5	3	75	1	—	—
NT Focused Large Cap Value Fund	59	19	5	1	74	6	—	$1
NT Heritage Fund	14	4	1	1	18	1	—	—
NT Mid Cap Value Fund	14	5	1	—	18	1	—	—
Small Cap Growth Fund	8	2	1	1	10	—	—	—
Avantis Emerging Markets Equity Fund	11	3	1	—	13	1	—	—
Avantis International Equity Fund	33	10	2	1	42	3	—	—
Focused International Growth Fund	19	6	2	—	23	1	—	—
Non-U.S. Intrinsic Value Fund	19	5	1	—	23	2	—	—
NT Emerging Markets Fund	17	5	1	—	21	1	—	—
NT Global Real Estate Fund	11	4	1	—	14	1	—	—
NT International Small-Mid Cap Fund	8	2	—	—	10	1	—	—
Avantis Core Fixed Income Fund	50	18	3	(1)	64	6	—	—
Inflation-Adjusted Bond Fund	5	1	—	—	6	—	—	—
NT High Income Fund	13	4	1	—	16	2	—	—
Emerging Markets Debt Fund	7	2	—	—	9	1	—	—
Global Bond Fund	18	7	1	—	24	2	—	—
	$462	$143	$33	$12	$584	38	—	$1
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.